Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue and expenses for the period and assets and liabilities
6 months ended 31 December 2022
	Cannabinoid products	Psychedelic products	Corporate	Consolidated
	$	$	$	$
Cost of sales	-	-	-	-
Other revenue	1,013,757	-	120,990	1,134,748
Other expenses	(3,683,810)	(971,459)	(5,008,494)	(9,663,763)
Loss before tax	(2,670,052)	(971,459)	(4,887,504)	(8,529,015)

Segment assets	53,557,517	140,418	41,522,251	95,220,186

Segment liabilities	(383,643)	(94,505)	(822,954)	(1,301,102)

6 months ended 31 December 2021
	Cannabinoid products	Psychedelic products	Corporate	Consolidated
	$	$	$	$
Cost of sales	(174,294)	-	-	(174,294)
Other revenue	97	-	783,191	783,288
Other expenses	(2,161,705)	(280,045)	(3,412,118)	(5,853,868)
Loss before tax	(2,335,902)	(280,045)	(2,628,927)	(5,244,874)

Segment assets	697,073	7,374	19,314,107	20,018,554

Segment liabilities	(155,467)	(11,000)	(381,315)	(547,782)